Note 22 - Other Operating Income	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Other Operating Income and Expense [Text Block]
22.	Other Operating Income:

Other operating income for the year ended December 31, 2014, includes a non-recurring gain of $361 from a favorable settlement of vessel sale commissions relating to the sale of M/T Ioannis P and M/V Pepito in November 2011 and December 2011 respectively and another non-recurring gain of $500 from a termination fee which the Company charged to Eships Tankers Ltd for the termination of the charter of M/T Stenaweco Energy.